Shareholders' Equity - Additional Information (Detail) - CNY (¥) ¥ in Thousands		1 Months Ended	12 Months Ended
	Jan. 16, 2020	Jan. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Oct. 26, 2022	Jul. 29, 2021	Jan. 29, 2021
Number of shares issued						876,380	2,500,000
Conversion Of Ordinary Shares			1,110,000	4,855,995	430,108
Restricted Stock Units (RSUs) [Member]
Payment of tax witheld share based compensation		¥ 11,230
Restricted Stock Units (RSUs) [Member] | Additional Paid-in Capital [Member]
Adjustment related to tax witholding for share based compensation		¥ 11,230
Common Class B [Member]
Number of shares issued			39,026,560	40,136,560
Ordinary shares, shares outstanding			39,026,560	40,136,560
Common Class A [Member]
Number of shares issued			78,300,387	74,309,007
Ordinary shares, shares outstanding			77,309,937	73,723,637
Common Class A [Member] | Restricted Stock Units (RSUs) [Member]
Number of shares issued			2,595,750	3,002,130
Ordinary shares held by depository bank			590,750	1,914,630
Ordinary shares reserved for future issuance			871,000	585,370
Common Class A [Member] | Over-Allotment Option [Member]
Shares issued for underwriters	170,062
Common Class A [Member] | European asset management company [Member]
Number of shares issued								1,230,769